Exhibit 99.16

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
4000012482	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	05/18/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				05/18/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years	C	B	A	A	C	B	A	A	A	N/A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000012482	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	05/18/2023	Acknowledged	3499	Credit	Unresolved derogatory credit	Borrower has unresolved derogatory credit. Borrower has a collection dated XX/XX/XXXX. Guidelines require no collections or charge offs in past XXX months.	Change status of 'Unresolved derogatory credit' from Acknowledged by Client to Active.;
Borrower has unresolved derogatory credit.  Borrower has a collection dated XX/XX/XXXX.  Guidelines require no collections or charge offs in past XXX months.; Change status of 'Unresolved derogatory credit' from Active to Open Rebuttal.;
Per CRSE - Borrower has unresolved derogatory credit.  Borrower has a collection dated XX/XX/XXXX.  Guidelines require no collections or charge offs in past XXX months. XXX account dated XX/XX is now paid in full (proof in file). Compensating Factors : DTI - XXX% (Housing)//XXX% (Total); Payment decreasing by XXX; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Unresolved derogatory credit' from Open Rebuttal to Acknowledged by Client.;
															Per CRSE - Borrower has unresolved derogatory credit. Borrower has a collection dated XX/XX/XXXX. Guidelines require no collections or charge offs in past XXX months. XXX account dated XX/XXXX is now paid in full (proof in file). Compensating Factors : DTI - XXX% (Housing)//XXX% (Total); Payment decreasing by XXX; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements.	05/25/2023		05/25/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years	C	B	C	B	C	B	A	A	A	N/A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000012482	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	05/17/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				05/17/2023	Borrower has more than X years at current residence - Borrower at current residence XX.XX years	C	B	A	A	C	B	A	A	A	N/A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000012466	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	05/25/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	05/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000012466	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	05/24/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	05/24/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000012466	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	05/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	05/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000012090	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	05/26/2023	Cleared	1276	Property	Is Completion Certificate in file is No	The appraisal was completed "Subject To" however, the file is missing the Completion Certificate. Appraisal shows "Subject To" for the removal of safety bars on all bedroom windows. No documentation to support the removal of these bars is provided.	Change status of 'Is Completion Certificate in file is No' from Active to Open Rebuttal.; Received copy of Appraisal Updated and/or Completion Report dated XX/XX/XXXX. Exception cleared.	06/01/2023	The Completion Certificate is Yes. Received copy of Appraisal Updated and/or Completion Report dated XX/XX/XXXX. Exception cleared.	06/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				D	A	C	A	D	A	D	A	C	N/A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000012090	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	05/26/2023	Cleared	1309	Compliance	The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.	The file does not contain a complete copy of the Closing Disclosure. The final Closing Disclosure located in the file has illegible pages. Please provide an legible copy of the final Disclosure.	Change status of 'The file does not contain a complete copy of the Closing Disclosure. Unable to fully test for TRID tolerance.' from Active to Open Rebuttal.;
Received copy of Cloding Disclosure(s) on this loan. Updating the loan accordingly. Exception cleared.	06/01/2023	The file contains at least one complete copy of the Closing Disclosure. Received copy of Cloding Disclosure(s) on this loan. Updating the loan accordingly. Exception cleared.	06/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				D	A	C	A	D	A	D	A	C	N/A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000012090	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	05/26/2023	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application is Partial. The final Loan Application is illegible starting on page 3. Please provide a full legible copy of the final loan application on this loan.	Change status of 'Final Loan Application is Partial' from Active to Open Rebuttal.; Received a legible copy of the loan application with a copy of the final signed. Exception cleared.	06/01/2023	Final Loan Application is Present. Received a legible copy of the loan application with a copy of the final signed. Exception cleared.	06/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				D	A	D	A	D	A	D	A	C	N/A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000012090	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	05/26/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; Received FNMA UCDP report showing a CU Score of 1. Updating loan accordingly - exception cleared.	06/01/2023	Third Party Valuation Product Provided. Received FNMA UCDP report showing a CU Score of 1. Updating loan accordingly - exception cleared.	06/01/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				D	A	D	A	D	A	D	A	C	N/A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000012484	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/05/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/05/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000012484	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/05/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/05/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000012484	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/02/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000013356	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/23/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	06/23/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000013356	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/26/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	06/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000013356	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	06/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	06/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000012964	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000012964	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000012964	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000013423	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000013423	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000013423	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/07/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/07/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000013622	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/07/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA received; updating loan accordingly.	07/31/2023	Third Party Valuation Product Provided. CDA received; updating loan accordingly.	07/31/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013622	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/11/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	The XX/XX/XXXX Matrix Guidelines require a CPA letter confirming percentage of ownership. Please provide a CPA letter showing XXX% ownership of XXX.	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received LOX with a copy of the Shareholder's percentage of stock ownership showing XXX% ownership of the company. Exception cleared. ; Uploaded the document {XXX}; Uploaded the document {XXX}	08/22/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received LOX with a copy of the Shareholder's percentage of stock ownership showing XXX% ownership of the company. Exception cleared.	08/22/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013622	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/31/2023	Cleared	2460	Property	Third Party Desk Review variance to appraised value exceeds 10%	Third party Desk Review variance of -12.13 exceeds 10% maximum allowed. CDA received showing High Rixk - Value is $XXX.	Change status of 'Third Party Desk Review variance to appraised value exceeds 10%' from Active to Open Rebuttal.;
Received a partially completed field review advising opinion of market value in the appraisal report is accurate. Updating loan accordingly.	08/08/2023	Additional third party valuation requested to support value. Received a partially completed field review advising opinion of market value in the appraisal report is accurate. Updating loan accordingly.	08/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013622	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/10/2023	Cleared	-96413	Compliance	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded	This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (6.700%) by 1.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.700%) by 3.5% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.	Change status of 'XXX RSHL Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'XXX RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	07/11/2023	07/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013622	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/10/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.700%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.700%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.700%) by 3.5% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	07/11/2023	07/11/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014415	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/20/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				D	A	A	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000014415	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/20/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				D	A	A	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000014415	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/20/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA received; updating loan accordingly.	07/31/2023	Third Party Valuation Product Provided. CDA received; updating loan accordingly.	07/31/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				D	A	D	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000014145	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/21/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014145	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/21/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014145	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/21/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013963	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/25/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				D	A	A	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000013963	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/26/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				D	A	A	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000013963	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/25/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; UCDP documentation provided. CU Score is 1; R&W Relief is Eligible. Exception cleared.	07/31/2023	Third Party Valuation Product Provided. UCDP documentation provided. CU Score is 1; R&W Relief is Eligible. Exception cleared.	07/31/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				D	A	D	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000013963	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/25/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; UCDP documentation provided. CU Score is 1; R&W Relief is Eligible. Exception cleared.	07/31/2023	Third Party Valuation Product Provided. UCDP documentation provided. CU Score is 1; R&W Relief is Eligible. Exception cleared.	07/31/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				D	A	D	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000013963	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/26/2023	Cleared	936	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Change status of 'UCDP Summary Report is Missing' from Active to Open Rebuttal.; UCDP documentation provided. CU Score is 1; R&W Relief is Eligible. Exception cleared.	07/31/2023	The SSR indicator is Present. UCDP documentation provided. CU Score is 1; R&W Relief is Eligible. Exception cleared.	07/31/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				D	A	D	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000013614	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/25/2023	Cleared	-96648	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Change status of 'Higher-Priced Mortgage Loan Test' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan Test' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	07/27/2023	07/27/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013614	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/26/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013614	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	07/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014453	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/27/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/27/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000014453	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/28/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000014453	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/28/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/28/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000014666	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/27/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	08/08/2023	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	08/08/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	D	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000014666	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/27/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	A	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000014666	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/28/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	07/28/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	A	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000014454	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/09/2023	Acknowledged	1258	Credit	CoBorrower Employment Verification does not meet guidelines	Bank statements used in qualifying has XXX NSF/overdraft activities. The CRSE mentions no review for acceptibility per guides.	Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
Received updated CRSE.  Guidelines state Max XXX NSFs in last XXX mos Bank Stmts Used for Income. Actual - XXX NSFs in last 12 mos Bank Stmts Used for Income.  Compensating Factors : DTI - XXX% (Housing); Borr with employer for XXX+ years; Reserves of XXX Months; Residual Income of $XXX.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'CoBorrower Employment Verification does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines state Max XXX NSFs in last 12 mos Bank Stmts Used for Income. Actual - XXX NSFs in last 12 mos Bank Stmts Used for Income. Compensating Factors : DTI - XXX% (Housing); Borr with employer for xXX+ years; Reserves of XXX Months; Residual Income of $XXX. Lender provided exception for the loan not meeting the guideline requirements.	08/14/2023	08/14/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000014454	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/09/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/09/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000014454	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/09/2023	Acknowledged	3843	Credit	Guideline Seasoning not Met	Guideline seasoning requirement has not been met. Guidelines require 12 months of seasoning from purchase to application date.	Change status of 'Guideline Seasoning not Met' from Active to Acknowledged by Client.;
CRSE in the file confirms exception to the guidelines reserves of XXX months, XXX% DTI, payment decreasing by $XXX	08/09/2023	08/09/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000014454	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/09/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000014292	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/14/2023	Cleared	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is 2.80 and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Uploaded the document XXX	08/21/2023	Third Party Valuation Product Provided. CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	08/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014292	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/14/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.	Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.; CDA provided; updating loan accordingly.	08/21/2023	Third Party Valuation Product Provided. CDA provided; updating loan accordingly.	08/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014292	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/14/2023	Cleared	-96468	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.; Documentation required.
Missing Initial CD dated XX/XX/XXXX per Disclosure Tracking Summary	Uploaded the document XXX; Uploaded the document XXX	08/17/2023	This loan passed the initial closing disclosure delivery date test.( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.	08/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014292	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/14/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; Need initial CD for testing	Change status of 'Charges That Cannot Increase Test' from Active to Open Rebuttal.; 8/18 - Initial CE provided; Need initial CD for testing	08/18/2023	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	08/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014292	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/15/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/15/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014814	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/16/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/16/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	A	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000014814	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/17/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/17/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	A	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000014814	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/16/2023	Cleared	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is 2.60 and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Uploaded the document XXX	08/21/2023	Third Party Valuation Product Provided.; CDA provided; updating loan accordingly.	08/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	D	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000014814	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/16/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.	Change status of 'Third Party Valuation Product not Provided' from Cleared to Revoked.; Duplicate - revoked	08/17/2023	Third Party Valuation Product Provided; Third Party Valuation Product Provided	08/21/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	D	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000015358	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/21/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledges	08/21/2023	08/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	B	B	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000015358	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/17/2023	Cleared	1568	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	The principal and interest payment on the Final Closing Disclosure does not match the original principal and interest payment payment (3627.39) on the Note.	Change status of 'Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure' from Cleared to Revoked.; invalid	08/20/2023	Original PI Payment on Note matches Final CD; Original PI Payment on Note matches Final CD	08/21/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000015358	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/17/2023	Cleared	936	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	Uploaded the document XXX	08/23/2023	The SSR indicator is Missing;
; The SSR indicator is Present. UCDP documentation was provided. CU Score is 1.0; R&W Relief is Eligible. Updating loan accordingly - TPV is not required.; UCDP documentation was provided. CU Score is 1.0; R&W Relief is Eligible. Updating loan accordingly - TPV is not required.	08/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000015358	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	08/17/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Active to Open Rebuttal.;
UCDP documentation was provided. CU Score is 1.0; R&W Relief is Eligible. Updating loan accordingly - TPV is not required.	08/23/2023	Third Party Valuation Product Provided. UCDP documentation was provided. CU Score is 1.0; R&W Relief is Eligible. Updating loan accordingly - TPV is not required.	08/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	D	A	A	A	D	A	C	B	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000014780	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/23/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/23/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014780	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/24/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000014780	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/24/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/24/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000013986	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/24/2023	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application is Partial. ; The final 1003 does not contain a complete disclosure of the borrower's real estate holdings and obligations. The initial 1003 reflects four REO properties and the Final 1003 reflects only the subject property.	Uploaded the document XXX	08/29/2023	Final Loan Application is Partial. ;
The final 1003 does not contain a complete disclosure of the borrower's real estate holdings and obligations. The initial 1003 reflects XXX XXX properties and the Final 1003 reflects only the subject property. ; Final Loan Application is Present. Received LOX with copy of mortgage statements showing owned/paid by an XXX. These properties were removed from the final 1003 because it was determined that these 2 properties were not owned by the borrower personally. They are owned by an XXX. It is not required to list properties owned by an XXX. Exception cleared. ; Received LOX with copy of mortgage statements showing owned/paid by an XXX. These properties were removed from the final 1003 because it was determined that these XXX properties were not owned by the borrower personally. They are owned by an XXX. It is not required to list properties owned by an XXX. Exception cleared.	08/30/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	D	A	D	A	A	A	A	N/A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000013986	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/23/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/23/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	A	A	D	A	A	A	A	N/A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000013986	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/24/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/24/2023	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	A	A	D	A	A	A	A	N/A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000015534	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/25/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000015534	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/25/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	08/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000015534	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	08/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000015514	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/25/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	08/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				D	A	A	A	C	A	D	A	A	N/A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000015514	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/28/2023	Cleared	2578	Credit	Housing history does not meet guidelines	The 1003 reflects the borrower owns primary residence Free and Clear. Please provide verification the home is owned Free & Clear.	Uploaded the document XXX	08/30/2023	Change status of 'Housing history does not meet guidelines' from Active to Open Rebuttal.;
Received copy of HOI Policy on the primary residence confirming there is not mortgage listed and property is owned free and clear. Exception cleared. ; Housing delinquency meets guidelines.; Housing delinquency meets guidelines. Received copy of HOI Policy on the primary residence confirming there is not mortgage listed and property is owned free and clear. Exception cleared. ; Received copy of HOI Policy on the primary residence confirming there is not mortgage listed and property is owned free and clear. Exception cleared.	08/30/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				D	A	C	A	C	A	D	A	A	N/A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000015514	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/25/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.	Uploaded the document XXX	08/30/2023	Third Party Valuation Product Provided. UCDP documentation was provided. CU Score is 2.5; R&W Relief is Eligible. Exception cleared. ; UCDP documentation was provided. CU Score is 2.5; R&W Relief is Eligible. Exception cleared.	08/30/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				D	A	D	A	C	A	D	A	A	N/A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000015514	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	08/25/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	Change status of 'Third Party Valuation Product Not Provided' from Cleared to Revoked.; duplicate	08/28/2023	Third Party Valuation Product Provided.; Third Party Valuation Product Provided.	08/30/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				D	A	D	A	C	A	D	A	A	N/A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000014721	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/01/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.860%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.860%) by 3.5% or more.; HPML loan with establish escrow met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	09/06/2023	09/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014721	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/01/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges.; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledges.	09/06/2023	09/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	B	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014721	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/05/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Guidelines do not allow rent free for primary residence.	Change status of 'Housing history does not meet guidelines' from Active to Acknowledged by Client.;
CRSE cites this exception to the guideline. Comp factors include XXX FICO, XXX months reserves, bwr employed in same business for XXX years.	09/05/2023	09/05/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000014721	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/05/2023	Acknowledged	3436	Credit	Payment shock exceeds lender guidelines	The borrower had no housing payment on curretn residence, rresulting in payment shock of XXX%. (Payment shock of XXX - 1 = XXX%) which exceeds the lender guidelines tolerance for payment shock.	Change status of 'Payment shock exceeds lender guidelines' from Active to Acknowledged by Client.;
CRSE approved the exception to the guideline. Compensating Factors include : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Borrower with same Employer/Business for XXX years; Verified Reserves are XXX; Residual Income of $XXX.	09/05/2023	09/05/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000015129	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/01/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML loan with escrow and met appraisal requirement	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	09/06/2023	09/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000015129	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/01/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges.; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledges.	09/06/2023	09/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000015129	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/05/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/05/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000015129	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/05/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/05/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000015129	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/01/2023	Cleared	-96366	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	This loan passed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	09/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000018939	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/06/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	A	A	C	B	A	A	A	N/A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000018939	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	A	A	C	B	A	A	A	N/A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000018939	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/06/2023	Acknowledged	3812	Credit	Interested Party Contribution – Exceeds Guidelines	The Interested Party Contributions of XXX% exceeds 3.00% allowable per guidelines. Please provide an CRSE allowing for the guideline exception. ; the seller credit is twice the amount allowed by guidelines for this product.	Uploaded the document XXX	09/08/2023	Change severity of 'Interested Party Contribution – Exceeds Guidelines' from Material to Non-Material.; Change status of 'Interested Party Contribution – Exceeds Guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE.  Guidelines state max XXX% seller concessions.  Actual - XXX%.  Compensating Factors : Qualifying Credit is XXX; Reserves are XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; The Interested Party Contributions of XXX exceed XXX allowable per guidelines. ;
;
the seller credit is twice the amount allowed by guidelines for this product.; Received updated CRSE. Guidelines state max XXX% seller concessions. Actual - XXX%. Compensating Factors : Qualifying Credit is XXX; Reserves are XXX months. Lender provided exception for the loan not meeting the guideline requirements.	09/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	C	B	C	B	A	A	A	N/A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
4000016557	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/12/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.960%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.960%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.960%) by 3.5% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	09/13/2023	09/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016557	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/12/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledges	09/13/2023	09/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016557	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016557	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000014758	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/14/2023	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines required at least 1000 square feet of living space.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per CRSE - guidelines required 1000 square feet of living space.  Property has XXX square feet.  Ok to proceed.  Compensating Factors : Verified Reserves are XXX; Qualifying LTV is XXX.  Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - guidelines required 1000 square feet of living space. Property has XXX square feet. Ok to proceed. Compensating Factors : Verified Reserves are XXX; Qualifying LTV is XXX. Lender provided exception for the loan not meeting the guideline requirements.	09/14/2023	09/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				D	B	C	B	A	A	D	B	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
4000014758	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/14/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				D	B	A	A	A	A	D	B	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
4000014758	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/14/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/14/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				D	B	A	A	A	A	D	B	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
4000014758	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/14/2023	Cleared	936	Property	UCDP Summary Report is Missing	The SSR indicator is Missing	I have uploaded the SSRs. The CU score is 3.9 therefore see the CDA uploaded to the other condition XXX; Uploaded the document XXX	09/18/2023	The SSR indicator is Missing;
; The SSR indicator is Present. UCDP documentation provided showing a CU Score of 3.9 and R&W Relief being Eligible. CDA also provided. Exception cleared. ; UCDP documentation provided showing a CU Score of 3.9 and R&W Relief being Eligible. CDA also provided. Exception cleared.	09/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				D	B	D	A	A	A	D	B	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
4000014758	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/14/2023	Cleared	3810	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%. CU Score not provided and FHLMC Collateral Rep and Warrant Relief not provided.	I uploaded a CDA which supports value. XXX; Uploaded the document XXX	09/18/2023	Third Party Valuation Product Provided. UCDP documentation provided showing a CU Score of 3.9 and R&W Relief being Eligible. CDA also provided. Exception cleared. ; UCDP documentation provided showing a CU Score of 3.9 and R&W Relief being Eligible. CDA also provided. Exception cleared.	09/18/2023	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				D	B	D	A	A	A	D	B	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
4000015682	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/15/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.820%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.820%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.820%) by 3.5% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lenders guidelines; therefore, downgraded to A.	09/19/2023	09/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000015682	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/15/2023	Cleared	-96413	Compliance	XXX RSHL Average Prime Offer Rate APR Threshold Exceeded	This loan exceeded the average prime offer rate APR threshold.The difference between the greater of the disclosed APR and the calculated APR, and the average prime offer rate is greater than or equal to one of the following:The loan is a first lien and the APR exceeds the Average Prime Offer Rate (6.820%) by 1.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.820%) by 3.5% or more.All thresholds (Modified HMDA APR Threshold, Conventional Mortgage Rate APR Threshold, and Average Prime Offer Rate APR Threshold) must be met or exceeded in order for the loan to be a "rate spread home loan," subjecting the loan to rate spread home loan limitations.	Change status of 'XXX RSHL Average Prime Offer Rate APR Threshold Exceeded' from Active to Cured Post Close.;
HPML compliant.; Change status of 'XXX RSHL Average Prime Offer Rate APR Threshold Exceeded' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	09/19/2023	09/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000015682	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/15/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.	09/19/2023	09/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000015682	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/18/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000015682	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/18/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016832	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/18/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016832	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/18/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016832	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/18/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017154	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/18/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.260%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.260%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.260%) by 3.5% or more.; HPML with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	09/19/2023	09/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017154	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/18/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/18/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017154	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/15/2023	Cleared	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is 3.50 and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Uploaded the document XXX	09/22/2023	Third Party Valuation Product Provided. CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	09/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017154	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/15/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.	Uploaded CDA to Duplicate condition XXX	09/22/2023	Third Party Valuation Product Provided. CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	09/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of X.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016099	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/19/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.910%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.910%) by 3.5% or more.; HPML loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines, therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines, therefore, downgraded to A	09/19/2023	09/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016099	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/19/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.	09/28/2023	09/28/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016099	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/19/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016099	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/19/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017341	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/19/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017341	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017341	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/20/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Guideline matrix require a CPA letter confirming percentage of ownership. Please provide a CPA letter indicating borrower and co borrower own 100% of XXX	Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
A copy of the Articles of Incorporation and an updated business search show the borrower is the main owner of the company; but the co-borrwoer is listed as the XXX of the company (an spouse). Sufficient documentation is available to support ownership. Exception cleared.	09/25/2023	The exception 'Borrower Employment Verification does not meet guidelines' is cleared. A copy of the Articles of Incorporation and an updated business search show the borrower is the main owner of the company; but the co-borrwoer is listed as the XXX of the company (an XXX). Sufficient documentation is available to support ownership. Exception cleared.	09/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017341	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/20/2023	Cleared	1258	Credit	CoBorrower Employment Verification does not meet guidelines	Guideline matrix require a CPA letter confirming percentage of ownership. Please provide a CPA letter indicating borrower and co borrower own 100% of XXX	Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.;
A copy of the Articles of Incorporation and an updated business search show the borrower is the main owner of the company; but the co-borrwoer is listed as the XXX of the company (an spouse). Sufficient documentation is available to support ownership. Exception cleared.	09/25/2023	The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared. A copy of the Articles of Incorporation and an updated business search show the borrower is the main owner of the company; but the co-borrwoer is listed as the XXX of the company (an XXX). Sufficient documentation is available to support ownership. Exception cleared.	09/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016348	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/19/2023	Cleared	3580	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.; Received email with a screenshot of the FHLMC UCDP document showing the R&W Relief is Eligible. Reviewed the loan file and agreed it was present. Exception cleared.	No addt'l valuation is req'd see Freddie XXX	09/22/2023	Third Party Valuation Product Provided. Received email with a screenshot of the FHLMC UCDP document showing the R&W Relief is Eligible. Reviewed the loan file and agreed it was present. Exception cleared.	09/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016348	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/19/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.960%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (6.960%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (6.960%) by 3.5% or more.; HPML loan with established escrows and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	09/20/2023	09/20/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016348	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/19/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/19/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017082	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/20/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.150%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.150%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.150%) by 3.5% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	09/21/2023	09/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000017082	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/20/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing.	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	09/21/2023	09/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	B	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000017082	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/21/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	A	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000017082	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/20/2023	Acknowledged	2578	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Please provide verification of housing for the previous 12 months.	XXX; Uploaded LOX showing when rent pmts made, proof 2 companies are rental companies, bank stmts documen XXX; Uploaded the document XXX; Uploaded the document XXX; Uploaded the document XXX; Uploaded the document XXX; Uploaded the document XXX	09/25/2023	Change severity of 'Housing history does not meet guidelines' from Material to Non-Material.; Change status of 'Housing history does not meet guidelines' from Open Rebuttal to Acknowledged by Client.;
Received updated CRSE. Guidelines require XXX months of housing pay history. Actual - XXX months. Rationale - Rent documented as being paid from XXX - XXX (XXX months). Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing); Borr with employer for XXX+ years; Reserves of XXX months; Residual Income of $XXX; Credit History - XXXx30x24. Lender provided exception for the loan not meeting the guideline requirements. ; Housing history does not meet guidelines. Please provide verification of housing for the previous XXX months.; Received updated CRSE. Guidelines require XXX months of housing pay history. Actual - XXX months. Rationale - Rent documented as being paid from XXX - XXX (XXX months). Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing); Borr with employer for XXX+ years; Reserves of XXX months; Residual Income of $XXX; Credit History - XXXx30x24. Lender provided exception for the loan not meeting the guideline requirements.	09/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	B	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000017082	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/21/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Bank Statement Guideline matrices require a CPA letter confirming percentage of ownership. Please provide CPA letter showing borrower has 100% of XXX.	Uploaded Articles of Organization which show the borrower is the only owner XXX; Uploaded the document XXX	09/25/2023	Bank Statement Guideline matrices require a CPA letter confirming percentage of ownership. Please provide CPA letter showing borrower has 100% of XX.; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received a copy of the Articles of Organization showing the borrower is sole owner of the business. Exception cleared. ; Received a copy of the Articles of Organization showing the borrower is sole owner of the business. Exception cleared.	09/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	C	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000017082	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/20/2023	Cleared	870	Credit	HAZARD INSURANCE CERTIFICATE MISSING	Missing copy of hazard insurance certificate. Please provide HOI certificate and details for review.	Uploaded hazard insurance dec page XXX; Uploaded the document XXX	09/25/2023	Missing copy of hazard insurance certificate. Please provide HOI certificate and details for review.; Received copy of hazard insurance certificate. HOI policy has been received; updating loan accordingly. ; HOI policy has been received; updating loan accordingly.	09/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	B	D	A	D	B	A	A	C	B	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000015772	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/20/2023	Acknowledged	3415	Credit	Loan amount is less than the minimum required loan amount	Loan amount of $XXXXXX is less than the minimum required loan amount of $250,000.00. Per Non-QM Platinum guidelines, Loan amount minimum is $250,000. No exception granted in the file. Please advise.	Uploaded CRSE to document loan amount exception granted. XXX; Uploaded the document XXX	09/25/2023	Change severity of 'Loan amount is less than the minimum required loan amount' from Material to Non-Material.; Change status of 'Loan amount is less than the minimum required loan amount' from Open Rebuttal to Acknowledged by Client.;
Received an updated CRSE.  Guidelines statement Minimum loan amount is $XXX. Actual loan amount is $XXXXXX.  Rationel - exception to proceed with a lower loan amount.  Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months. Lender provided exception for the loan not meeting the guideline requirements. ; Loan amount of XXXXXX is less than the minimum required loan amount of XXXXXX.  ;
; Received an updated CRSE. Guidelines statement Minimum loan amount is $XXXXXX. Actual loan amount is $XXXXXX. Rationel - exception to proceed with a lower loan amount. Compensating Factors : Qualifying Credit Score is XXX; Reserves of XXX months. Lender provided exception for the loan not meeting the guideline requirements.	09/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	B	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000015772	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/20/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing.	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	09/21/2023	09/21/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	B	B	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000015772	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	C	B	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
4000016762	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/22/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.150%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.150%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.150%) by 3.5% or more.; Loan is HPML. Escrow and appraisal requirements are met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lenders guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lenders guidelines.	09/25/2023	09/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016762	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/25/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	09/25/2023	09/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	B	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016762	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/22/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/22/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016762	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/22/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The April 2023 statement for account #XXX was not provided. Lender to provide or update 1008/CRSE with the correct income calculation showing XXX information is not available.	Uploaded the document XXX; Uploaded the document XXX	09/26/2023	Change status of 'Borrower Income Verification does not match Approval' from Open Rebuttal to Active.;
An XXX bank statement was uploaded. The XXX bank statement is needed. Please provide. ; The borrower income verification does match approval. Received XXX bank statement. Verified the deposits and omissions; updated the income calculation and match lender's. Exception cleared. ; The borrower income verification does not match approval. The XXX statement for account #XXX was not provided. Lender to provide or update 1008/CRSE with the correct income calculation showing XXX information is not available. ; Received XXX bank statement. Verified the deposits and omissions; updated the income calculation and match lender's. Exception cleared.	09/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017404	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/22/2023	Cleared	2095	Credit	Insufficient cash to close.	Cash to close in the amount of $XXX is greater than the available asset amount of $XXX.; Borrower has a XXX% ownership interest in XXX. Guidelines require the Business funds to be the percent of business ownership. Please provide a statement of assets sufficient to cover closing costs and 6 months of reserves.	Please see my explanation for the use of 100% of the business account. I also included a CRSE in ca XXX; Uploaded the document XXX	09/26/2023	Cash to close in the amount of $XXX is greater than the available asset amount of $XXX.;
;
																	Borrower has a XXX% ownership interest in XXX. Guidelines require the Business funds to be the percent of business ownership. Please provide a statement of assets sufficient to cover closing costs and XXX months of reserves.; Sufficient cash to close is documented. Received LOX with an updated CRSE (if needed). The borrower is XXX% owner of the business; their spouse is the other owner - XXX% ownership. Confirmed this information with the Operating Agreement. The spouse is outlined on the mortgage (not the note) so sufficient documentation is present for us to allow the borrower full access to the business funds. Exception cleared. ; Received LOX with an updated CRSE (if needed). The borrower is XXX% owner of the business; their XXX is the other owner - XXX% ownership. Confirmed this information with the Operating Agreement. The XXX is outlined on the mortgage (not the note) so sufficient documentation is present for us to allow the borrower full access to the business funds. Exception cleared.	09/27/2023	Borrower has stable job time - Borrower has X.XX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017404	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/22/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.	09/25/2023		09/25/2023	Borrower has stable job time - Borrower has X.XX years at job.	C	B	B	B	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017404	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/22/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.260%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.260%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.260%) by 3.5% or more.; HPML with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
															HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	09/23/2023		09/23/2023	Borrower has stable job time - Borrower has X.XX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017404	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/22/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.				09/22/2023	Borrower has stable job time - Borrower has X.XX years at job.	C	B	A	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017404	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/22/2023	Cleared	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of XXX months or $XXX.; Borrower has a XXX% ownership interest in XXX. Guidelines require the Business funds to be the percent of business ownership. Please provide a statement of assets sufficient to cover closing costs and XXX months of reserves.	Please see the "Insufficient Cash to Close" condition. The info there should clear this condition as XXX	09/26/2023	The liquid reserves of -XXX months or $-XXX, are less than the Guidelines minimum required of XXX months or $XXX.;
;
																	Borrower has a XXX% ownership interest in XXX. Guidelines require the Business funds to be the percent of business ownership. Please provide a statement of assets sufficient to cover closing costs and XXX months of reserves.; The liquid reserves of XXX months or $XXX, is greater than or equal to the Guidelines minimum required of XXX or $XXX. Received LOX with an updated CRSE (if needed). The borrower is XXX% owner of the business; their XXX is the other owner - XXX% ownership. Confirmed this information with the Operating Agreement. The XXX is outlined on the mortgage (not the note) so sufficient documentation is present for us to allow the borrower full access to the business funds. Exception cleared. ; Received LOX with an updated CRSE (if needed). The borrower is XXX% owner of the business; their XXX is the other owner - XXX% ownership. Confirmed this information with the Operating Agreement. The XXX is outlined on the mortgage (not the note) so sufficient documentation is present for us to allow the borrower full access to the business funds. Exception cleared.	09/27/2023	Borrower has stable job time - Borrower has X.XX years at job.	C	B	C	A	C	A	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017444	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/22/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.260%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.260%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.260%) by 3.5% or more.; Loan is HPML. Escrow and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lenders guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lenders guidelines.	09/25/2023	09/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017444	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/25/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.;	09/25/2023	09/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017444	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/25/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017444	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/25/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017608	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/25/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.120%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.120%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.120%) by 3.5% or more.; HPML with established escrows and appraisal requirements met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	09/26/2023	09/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017608	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	Acknowledged	1236	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Acknowledged by Client.	09/26/2023	09/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017608	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000017608	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/26/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
4000016767	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.150%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.150%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.150%) by 3.5% or more.; HPML escrow established, appraisal requirement met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	09/27/2023	09/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016767	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/27/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	09/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016767	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/27/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/27/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017090	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/25/2023	Cleared	2110	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.00.; The 2021 and 2022 Forms 1040 provided are incomplete. The itemization for Schedule 1 is missing, which may provide add-backs to the loss being shown on the tax returns. Without those schedules, and using income from YTD XXX and XXX the borrowr's income is calculating at $XXX per month below the qualifying income resulting in a DTI which exceeds guidelines.	See other condition for uploads. XXX	10/04/2023	Documentation provided to support Qualifying DTI below XXX. Received an LOX with copies of Statement 1 showing the XXX information the borrower must do at his job in the XXX business. Re-calculating the income; which matches lender's calculation. exception cleared. ; Qualifying DTI of XXX exceeds guideline maximum of XXX.;
;
The XXX and XXX Forms 1040 provided are incomplete. The itemization for Schedule 1 is missing, which may provide add-backs to the loss being shown on the tax returns. Without those schedules, and using income from YTD XXX and XXX the borrowr's income is calculating at $XXX per month below the qualifying income resulting in a DTI which exceeds guidelines.; Received an LOX with copies of Statement 1 showing the XXX information the borrower must do at his job in the XXX business. Re-calculating the income; which matches lender's calculation. exception cleared.	10/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017090	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/25/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	09/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017090	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/25/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/25/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017090	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	09/25/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; The XXX and XXX Forms 1040 provided are incomplete. The itemization for Schedule 1 is missing, which may provide add-backs to the loss being shown on the tax returns. Without those schedules, and using income from YTD XXX and XXX the borrowr's income is calculating at $XXX per month below the qualifying income resulting in a DTI which exceeds guidelines.	Uploaded the document XXX; Uploaded the missing Statement 1 for both years' tax returns and an email from the underwriter as an XXX	10/04/2023	The borrower income verification does match approval. Received an LOX with copies of Statement 1 showing the XXX information the borrower must do at his job in the XXX business. Re-calculating the income; which matches lender's calculation. exception cleared. ; The borrower income verification does not match approval;
The XXX and XXX Forms 1040 provided are incomplete. The itemization for Schedule 1 is missing, which may provide add-backs to the loss being shown on the tax returns. Without those schedules, and using income from YTD XXX and XXX the borrowr's income is calculating at $XXX per month below the qualifying income resulting in a DTI which exceeds guidelines.; Received an LOX with copies of Statement 1 showing the XXX information the borrower must do at his job in the XXX business. Re-calculating the income; which matches lender's calculation. exception cleared.	10/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017367	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.260%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.260%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.260%) by 3.5% or more.; HPML wit established escrow, appraisal requirements met	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML wit established escrow, appraisal requirements met; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML wit established escrow, appraisal requirements met	09/26/2023	09/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017367	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	09/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017367	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Per the guidelines, verification of existence of business is required within 10 days of closing. The most recent business search for both the borrower and co-borrower's companies occurred on XX/XX/XXXX. The loan closed on XX/XX/XXXX - 11 day difference. Please provide an updated business search; showing the business remains active.	Uploaded the document XXX; Uploaded verification of business (XXX) for B1's business XXX	09/28/2023	Per the guidelines, verification of existence of business is required within 10 days of closing. The most recent business search for both the borrower and co-borrower's companies occurred on XX/XX/XXXXX. The loan closed on XX/XX/XXXX - XXX day difference. Please provide an updated business search; showing the business remains active. ; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an updated business search dated XX/XX/XXXX showing the company is in active status. Exception cleared. ; Received an updated business search dated XX/XX/XXXX showing the company is in active status. Exception cleared.	09/29/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017367	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/26/2023	Cleared	1258	Credit	CoBorrower Employment Verification does not meet guidelines	Per the guidelines, verification of existence of business is required within 10 days of closing. The most recent business search for both the borrower and co-borrower's companies occurred on XX/XX/XXXX. The loan closed on XX/XX/XXXX - 11 day difference. Please provide an updated business search; showing the business remains active.	Uploaded the document XXX; Uploaded verification of business (XXX) for B2's business XXX	09/28/2023	Per the guidelines, verification of existence of business is required within XXX days of closing. The most recent business search for both the borrower and co-borrower's companies occurred on XX/XX/XXXX. The loan closed on XX/XX/XXXX - XXX day difference. Please provide an updated business search; showing the business remains active. ; The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared. Received an updated business search dated XX/XX/XXXX showing the company is in active status. Exception cleared. ; Received an updated business search dated XX/XX/XXXX showing the company is in active status. Exception cleared.	09/29/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016994	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/03/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Per guidelines, a verification of existence of business is required within 10 days of closing. The business search in the file shows a date of XX/XX/XXXX; loan closed on XX/XX/XXXX. Please provide an updated existence of business search.	I uploaded the XXX that was pulled on XX/XX/XXXX a few days before closing. The date i XXX; Uploaded the document XXX	10/04/2023	Per guidelines, a verification of existence of business is required within XXX days of closing. The business search in the file shows a date of XX/XX/XXXX; loan closed on XX/XX/XXXX. Please provide an updated existence of business search. ; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received an updated business search which was conducted on XX/XX/XXXX. Exception cleared. ; Received an updated business search which was conducted on XX/XX/XXXX. Exception cleared.	10/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016994	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/02/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.150%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.150%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.150%) by 3.5% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	10/03/2023	10/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016994	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000016994	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/03/2023	Cleared	1258	Credit	CoBorrower Employment Verification does not meet guidelines	Per guidelines, a verification of existence of business is required within 10 days of closing. The business search in the file shows a date of XX/XX/XXXX; loan closed on XX/XX/XXXX. Please provide an updated existence of business search.	Change status of 'CoBorrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; Received an updated business search which was conducted on XX/XX/XXXX. Exception cleared.	10/04/2023	The exception 'CoBorrower Employment Verification does not meet guidelines' is cleared. Received an updated business search which was conducted on XX/XX/XXXX. Exception cleared.	10/04/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017758	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/03/2023	Acknowledged	3466	Property	Appraisal guideline violation	Appraisal guideline violation: Guidelines require 1000 sq feet of living space.	Change status of 'Appraisal guideline violation' from Active to Open Rebuttal.;
Per CRSE - Guidelines required XXX sq feet; actual - XXX sq feet.  Exception granted to proceed with sq ft of XXX. Comps are bracketed. Compensating Factors : Verified Reserves are XXX; Credit History - 0x30-last 24 months; XXX FICO. Lender provided exception for the loan not meeting the guideline requirements. ; Change status of 'Appraisal guideline violation' from Open Rebuttal to Acknowledged by Client.;
Per CRSE - Guidelines required XXX sq feet; actual - XXX sq feet. Exception granted to proceed with sq ft of XXX. Comps are bracketed. Compensating Factors : Verified Reserves are XXX; Credit History - 0x30-last 24 months; XXX FICO. Lender provided exception for the loan not meeting the guideline requirements.	10/03/2023	10/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	C	B	A	A	C	B	A	N/A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
4000017758	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	A	A	A	A	C	B	A	N/A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
4000017758	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/03/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
																				C	B	A	A	A	A	C	B	A	N/A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
4000017156	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017156	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/02/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017156	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	09/30/2023	Cleared	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is 2.60 and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Uploaded the document XXX	10/05/2023	Third Party Valuation Product Not Provided and CU Score is 2.60 and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.; Third Party Valuation Product Provided, which supports the value of the subject property.	10/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has X.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018410	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/02/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				D	A	A	A	D	A	A	A	A	N/A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000018410	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				D	A	A	A	D	A	A	A	A	N/A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000018410	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/03/2023	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application is Partial; The final 1003 shows no financing on any of the borrower's XXX properties, however there are XXX open mortgages on the credit report. The final 1003 shows a -$XXX cash flow on the XXX property which corresponds to the XXX loan. The other payment, $XXX to XXXis being attributed to the primary residence.	I uploaded an LOX explaining the clerical error and a copy of the corrected 1003. XXX; Uploaded the document XXX	10/04/2023	Final Loan Application is Partial;
The final 1003 shows no financing on any of the borrower's XXX properties, however there are XXX open mortgages on the credit report. The final 1003 shows a -$XXX cash flow on the XXX property which corresponds to the XXX. The other payment, $XXX to XXX is being attributed to the primary residence.; Final Loan Application is Present. Received an LOX stating there was a system error regarding the REO properties on the 1003. The updated 1003 was provided; exception cleared. ; Received an LOX stating there was a system error regarding the REO properties on the 1003. The updated 1003 was provided; exception cleared.	10/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				D	A	D	A	D	A	A	A	A	N/A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000017886	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/02/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/02/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017886	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/03/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017886	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX is less than Guideline LTV of XX.XX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX is less than Guideline CLTV of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017579	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/04/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.				10/04/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	D	A	A	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000017579	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/03/2023	Cleared	3158	Property	Third Party Valuation Product Not Provided	Third Party Valuation Product Not Provided and CU Score is 4.40 and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	CDA XXX; Uploaded the document XXX	10/10/2023	Third Party Valuation Product Provided. CDA provided; updating loan accordingly. ; CDA provided; updating loan accordingly.	10/10/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	D	A	D	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000017579	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/03/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.				10/03/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.	D	A	A	A	A	A	D	A	A	N/A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000017219	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/03/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017219	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/03/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017219	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/03/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/03/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of X.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017738	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/05/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/05/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000017738	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/06/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000017738	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/06/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000017902	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/05/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.150%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.150%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.150%) by 3.5% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	10/09/2023	10/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000017902	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/06/2023	Acknowledged	1462	Credit	Liquid Reserves are less than Guidelines Required	The liquid reserves of XXX months or $XXX, are less than the Guidelines minimum required of XXX or $XXX.	Change status of 'Liquid Reserves are less than Guidelines Required' from Active to Acknowledged by Client.;
CRSE in the files cites this exception and approval is granted. Compensating factors include: Qualifying credit score is XXX, DTI XXX% Housing XXX% Total, Residual income of $XXX	10/06/2023	10/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	C	B	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000017902	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/06/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/06/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	B	A	A	C	B	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000018338	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018338	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/06/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.180%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.180%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.180%) by 3.5% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	10/10/2023	10/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018338	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018274	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Cleared	-97385	Compliance	XXX XXX Higher-Priced Mortgage Loan Finding	This loan is a higher-priced mortgage loan. ( XXX XXX 09.03.06.02B(13) , XXX 09.03.09.02B(6) )
The loan is a higher-priced mortgage loan as defined in the Code of XXX Regulations (XXX) due the following findings:
The loan is a closed-end loan with a closing date, or date creditor received application (formerly application date) if closing date is unknown, on or after the effective date of XX/XX/XXXX; andThe loan is a first lien and the APR exceeds the Average Prime Offer Rate (7.180%) by 1.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.180%) by 3.5% or more.
For information on higher-priced mortgage loans, please see the XXX XXX Higher-Priced Mortgage Loan Alerts below.; XXX HPML loan with established escrows and met appraisal requirements.	Change status of 'XXX XXX Higher-Priced Mortgage Loan Finding' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'XXX XXX Higher-Priced Mortgage Loan Finding' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	10/11/2023	10/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018274	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.180%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.180%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.180%) by 3.5% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A	10/11/2023	10/11/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018274	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018274	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/10/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017624	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	1261	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. $XXX was used as the monthly qualifying income however the bank statement analysis shows only $XXX. There is no explanation in file for the discrepancy. Please provide and updated 1008/Crse reflecting lower income and higher DTI.	Uploaded a 1008 and CRSE with the income updated to match the bank stmt income calc. XXX; Uploaded the document XXX	10/11/2023	The borrower income verification does match approval. Received updated 1008/CRSE matching the bank statement calculation of $XXX. Exception cleared. ; The borrower income verification does not match approval. $XXX was used as the monthly qualifying income however the bank statement analysis shows only $XXX. There is no explanation in file for the discrepancy. Please provide and updated 1008/Crse reflecting lower income and higher DTI. ; Received updated 1008/CRSE matching the bank statement calculation of $XXX. Exception cleared.	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017624	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	1257	Credit	Borrower Employment Verification does not meet guidelines	Guidelines require a CPA letter verifying the borrower's percentage of ownership of the business used to determine the qualifying income which is missing from the file.	Uploaded Articles of Organization showing borrower is the sole owner - in lieu of a cpa letter. XXX; Uploaded the document XXX	10/11/2023	Guidelines require a CPA letter verifying the borrower's percentage of ownership of the business used to determine the qualifying income which is missing from the file.; The exception 'Borrower Employment Verification does not meet guidelines' is cleared. Received the Articles of Organization showing the borrower is sole owner of the company. Documentation will suffice in lieu of the CPA letter. Exception cleared. ; Received the Articles of Organization showing the borrower is sole owner of the company. Documentation will suffice in lieu of the CPA letter. Exception cleared.	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017624	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.120%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.120%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.120%) by 3.5% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	10/10/2023	10/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017624	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017402	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.260%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.260%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.260%) by 3.5% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	10/10/2023	10/10/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017402	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017402	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/09/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/09/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017807	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/12/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000017807	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/12/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000017807	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/12/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/12/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				A	A	A	A	A	A	A	A	A	N/A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000018499	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/12/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.180%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.180%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.180%) by 3.5% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	10/13/2023	10/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018499	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000018499	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017194	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/12/2023	Cleared	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.260%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (7.260%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (7.260%) by 3.5% or more.; HPML loan with established escrows and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	10/13/2023	10/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017194	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/13/2023	Cleared	3603	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	10/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017194	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	10/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/13/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has X.XX years at job.
																				C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
4000017098	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXXXXX and value used for LTV of XXX. Investment purchase properties of > $XXX have a maximum LTV of XXX%	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and grants approval. Compensating factors include: Qualifying Credit Score is XXX, DTI is XXX% Housing and XXX% Total, Borrower with same employer for XXX years, Verified reserves are XXX, Residual income of $XXX, 0X30 last 24 months.	10/13/2023	10/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000017098	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Acknowledged by Client.;
Underwriting CLTV of XXX  is greater than the maximum allowable guideline CLTV of XXX based on a loan amount of XXXXXX and value used for LTV of XXX. Investment purchase properties of &gt; $XXX have a maximum CLTV of XXX%;
;
CRSE in the file cites this exception and grants approval. Compensating factors include: Qualifying Credit Score is XXX, DTI is XXX% Housing and XXX% Total, Borrower with same employer for XXX years, Verified reserves are XXX, Residual income of $XXX, 0X30 last 24 months.	10/13/2023	10/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000017098	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/12/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	10/12/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
4000017098	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	10/13/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	10/13/2023	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
																			; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
6000090541	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/14/2023	Acknowledged	896	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX% is greater than the maximum allowable guideline LTV of XXX% based on a loan amount of $XXXXXX and value used for LTV of $XXX. No Lender Exception found in file.	7.19.2023 - Lender exception provided for LTV/CLTV above guideline limit. Compensating factors include DSCR above XXX and excess reserves XXX+ months.	07/19/2023	07/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	C	B	C	B	A	A	A	N/A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
6000090541	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/14/2023	Acknowledged	897	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX% is greater than the maximum allowable guideline CLTV of XXX%. No Lender Exception found in file.	7.19.2023 - Lender exception provided for LTV/CLTV above guideline limit. Compensating factors include DSCR above XXX and excess reserves XXX+ months.	07/19/2023	07/19/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	C	B	C	B	A	A	A	N/A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
6000090541	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/17/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	A	A	C	B	A	A	A	N/A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
6000090541	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/17/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/17/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				C	B	A	A	C	B	A	A	A	N/A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
6000090551	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/20/2023	Cleared	2571	Credit	Final Loan Application is Partial	Final Loan Application REO Section 3a/3b does not reflect the active mortgages for the Primary and Subject property. Please provide.	7.26.23 - Updated application provided.	07/26/2023	Final Loan Application is Present; exception resolved.	07/26/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	D	A	D	A	A	A	A	N/A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
6000090551	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/20/2023	Cleared	3782	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	07/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	A	A	D	A	A	A	A	N/A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
6000090551	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	07/20/2023	Cleared	3602	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	07/20/2023	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
																				D	A	A	A	D	A	A	A	A	N/A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
4000014087	XXX	XXX	XXXXX	XX/XX/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Closed	6/30/2023	Cleared	CF084336-1	Credit	No Credit Findings	The loan meets all applicable credit guidelines						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A